Joint Arrangements - Sunrise Oil Sands Partnership (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Results of Operations
Revenues	CAD 18,583	CAD 12,919
Expenses	(17,859)	(11,613)
Financial items	(361)	(371)
Proportionate share of net loss	786	922
Balance Sheets
Current assets	5,616	4,318
Non-current assets	27,311	27,942
Current liabilities	3,507	3,193
Total Assets	CAD 32,927	32,260
Sunrise Oil Sands Partnership
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%
Results of Operations
Revenues	CAD 259	106
Expenses	(261)	(220)
Financial items	(28)	(28)
Proportionate share of net loss	(30)	(142)
Balance Sheets
Current assets	76	57
Non-current assets	2,756	3,147
Current liabilities	(129)	(98)
Non-current liabilities	(275)	(274)
Total Assets	CAD 2,428	CAD 2,832